INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The consolidated provision for income taxes for October 31, 2020 and 2019 consists of the following:

	Year Ended October 31,	Year Ended October 31,
	2020	2019
Current:
Federal	$–	$–
State	–	–
	$–	$–
Deferred:
Federal	$(2,626,791)	$(185,045)
State	(540,796)	(19,471)
	(3,167,587)	(204,516)
Change in Valuation Allowance	3,167,587	204,516)
	$–	$–

Schedule of Effective Income Tax Rate Reconciliation

Effective tax rates differ from the federal statutory rate of 21% for 2020 and 2019 applied to income before income taxes. A reconciliation of the U.S. federal statutory tax amount to the Company’s effective tax amount is as follows:

	October 31, 2020	October 31, 2019
Tax at federal statutory rate	$(2,642,423)	$(361,687)
State taxes, net of federal benefit	(546,730)	(74,835)
Permanent differences	18,782	10,468
Other	2,784	221,538
Total income tax expense (benefit)	(3,167,587)	(204,516)
Change in valuation allowance	3,167,587	204,516)
	$–	$–

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and carry-forwards that give rise to deferred tax assets and liabilities for the Company were as follows:

	October 31, 2020	October 31, 2019
Deferred Tax Assets:
Stock based compensation	$5,184,240	$2,670,914
Accrued compensation	315,122	136,127
Net operating loss carryforward-Federal	640,663	222,754
Net operating loss carryforward-State	118,160	34,918
Other	177	177
Total deferred tax assets:	6,258,362	3,064,890
Deferred Tax Liabilities:
Property and equipment	92,535	66,650
Total deferred tax liabilities:	92,535	66,650

Valuation Allowance	(6,165,827)	(2,998,240)
Net deferred tax assets	$–	$–